STAAR Investment Trust - International Fund
INVESTMENT OBJECTIVE
The STAAR International Fund pursues growth of investors’ capital primarily through investments in international stock mutual funds, ETFs and individual stocks.
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment) The Fund is considered “no-load” since it imposes no front-end or back-end sales charges.
Shareholder Fees	STAAR Investment Trust - International Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STAAR Investment Trust - International Fund
Management Fees	0.80%	[1]
Distribution (12b-1) Fees	none
Other Expenses	1.34%
Acquired Fund Fees and Expenses	0.76%
Total Annual Fund Operating Expenses	2.90%
[1]	Beginning July 1, 2012, the management fee was changed to .80% from .90%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
STAAR Investment Trust - International Fund | USD ($)	293	898	1,528	3,223

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.45% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

The Fund’s main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies. The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks – Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater “ups and downs” than mature markets.

Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of the underlying funds.

Shares of the Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -20.26% (quarter ending 9/30/11).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/15 STAAR International Fund
Average Annual Total Returns - STAAR Investment Trust - International Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
STAAR Investment Trust - International Fund	(7.57%)		(2.75%)		0.44%		2.30%		May 28, 1997
STAAR Investment Trust - International Fund | After Taxes on Distributions	(7.57%)	[1]	(3.22%)	[1]	(0.20%)	[1]	1.64%	[1]	May 28, 1997
STAAR Investment Trust - International Fund | After Taxes on Distributions and Sales	(4.57%)	[1]	(2.12%)	[1]	0.51%	[1]	1.88%	[1]	May 28, 1997
MSCI EAFE Index (Reflects no deductions for taxes, fees or expenses)	(0.81%)		3.60%		3.03%		4.49%		May 28, 1997
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").